Intangible and Other Long-Term Assets (Details) - Schedule of balances - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances [Abstract]
Original Value net		$ 4,594,619	$ 4,585,728
Accumulated amortization		2,269,364	2,273,159
Net		2,325,255	2,312,569
Republic trade mark [Member]
Schedule of Balances [Abstract]
Original Value net		104,289	110,506
Net		$ 104,289	$ 110,506
Amortization period (years)	[1]
Customers list [Member]
Schedule of Balances [Abstract]
Original Value net		$ 63,664	$ 67,459
Accumulated amortization		$ 63,664	$ 67,459
Amortization period (years)		20 years	20 years
Republic [Member]
Schedule of Balances [Abstract]
Original Value net	[2]	$ 167,953	$ 177,965
Accumulated amortization	[2]	63,664	67,459
Net	[2]	104,289	110,506
Customers list One [Member]
Schedule of Balances [Abstract]
Original Value net		2,205,700	2,205,700
Accumulated amortization		$ 2,205,700	$ 2,205,700
Amortization period (years)		9 years	9 years
San 42 trademark [Member]
Schedule of Balances [Abstract]
Original Value net	[3]	$ 329,600	$ 329,600
Net	[3]	$ 329,600	$ 329,600
Amortization period (years)	[1],[3]
Goodwill [Member]
Schedule of Balances [Abstract]
Original Value net	[3]	$ 1,814,160	$ 1,814,160
Net	[3]	$ 1,814,160	$ 1,814,160
Amortization period (years)	[1],[3]
Grupo San [Member]
Schedule of Balances [Abstract]
Original Value net	[4]	$ 4,349,460
Accumulated amortization	[4]	2,205,700
Net	[4]	2,143,760
Total [Member]
Schedule of Balances [Abstract]
Original Value net		4,517,413	$ 4,527,425
Accumulated amortization		2,269,364	2,273,159
Net		2,248,049	2,254,266
Other assets [Member]
Schedule of Balances [Abstract]
Original Value net		77,206	58,303
Net		$ 77,206	58,303
Grupo San [Member]
Schedule of Balances [Abstract]
Original Value net	[4]		4,349,460
Accumulated amortization	[4]		2,205,700
Net	[4]		$ 2,143,760

[1]	Intangible assets with undefined useful life.
[2]	Intangible assets from the Republic acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
[4]	Intangible assets from the Grupo San acquisition.